Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock	Additional Paid-in capital	Retained earnings	Accumulated other comprehensive income	Total
Balance at Mar. 31, 2016	$ 20,000	$ 1,463,757	$ (828,082)	$ 87,092	$ 742,767
Balance, shares at Mar. 31, 2016	20,000,000
Net income			1,185,146		1,185,146
Foreign currency translation gain				(75,267)	(75,267)
Balance at Mar. 31, 2017	$ 20,000	1,463,757	357,064	11,825	1,852,646
Balance, shares at Mar. 31, 2017	20,000,000
Net income			1,187,581		1,187,581
Foreign currency translation gain				245,548	245,548
Balance at Mar. 31, 2018	$ 20,000	1,463,757	1,544,645	257,373	3,285,775
Balance, shares at Mar. 31, 2018	20,000,000
Net income			1,539,227		1,539,227
Net Proceeds from the initial public offering	$ 2,706	6,487,025			6,489,731
Net Proceeds from the initial public offering, shares	2,706,701
Foreign currency translation gain				(206,978)	(206,978)
Balance at Mar. 31, 2019	$ 22,706	$ 7,950,782	$ 3,083,872	$ 50,395	$ 11,107,755
Balance, shares at Mar. 31, 2019	22,706,701